Summary of Significant Accounting Policies Revised Condensed Consolidated Statement of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges									$ 1,870	$ 1,911	$ 2,141
Finance receivables held for sale originated as held for investment									60	62	0
Interest income	$ 690	$ 427	$ 410	$ 403	$ 407	$ 483	$ 532	$ 551	1,930	1,973	2,141
Interest expense	215	171	171	158	157	180	192	205	715	734	920
Interest Income (Expense), Net									1,215	1,239	1,221
Provision for finance receivable losses	483	79	74	80	88	93	107	135	716	423	435
Interest Income (Expense), after Provision for Loan Loss									499	816	786
Insurance									211	166	148
Investment									52	39	35
Net loss on repurchases and repayments of debt									0	(66)	(42)
Net gain (loss) on fair value adjustments on debt									0	(15)	6
Net gain on sales of real estate loans and related trust assets									0	648	0
Other									(1)	(26)	6
Other revenues	108	47	55	52	(40)	625	89	72	262	746	153
Salaries and benefits									485	360	464
Acquisition-related transaction and integration expenses									62	0	0
Other operating expenses									344	266	253
Insurance policy benefits and claims									96	75	65
Other expenses	402	204	207	174	172	190	171	168	987	701	782
Income (loss) before provision for (benefit from) income taxes	(302)	20	13	43	(50)	645	151	115	(226)	861	157
Provision for (benefit from) income taxes	(134)	1	(8)	8	(18)	214	43	33	(133)	272	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(168)	19	21	35	(32)	431	108	82	(93)	589	157
Net income attributable to non-controlling interests	29	32	33	33	23	39	38	26	127	126	149
Net income (loss) attributable to OneMain Holdings, Inc.	$ (197)	$ (13)	$ (12)	$ 2	$ (55)	$ 392	$ 70	$ 56	$ (220)	$ 463	$ 8
Weighted average number of shares outstanding (basic)									127,910,680	114,791,225	102,917,172
Weighted average number of shares outstanding (diluted)									127,910,680	115,265,123	102,954,418
Basic (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.41	$ 0.61	$ 0.49	$ (1.72)	$ 4.03	$ 0.07
Diluted (in dollars per share)	$ (1.46)	$ (0.10)	$ 0.09	$ 0.01	$ (0.48)	$ 3.40	$ 0.61	$ 0.49	$ (1.72)	$ 4.02	$ 0.07
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Finance charges									$ 1,870	$ 1,921	$ 2,154
Finance receivables held for sale originated as held for investment									61	61	0
Interest income									1,931	1,982	2,154
Interest expense									715	734	920
Interest Income (Expense), Net									1,216	1,248	1,234
Provision for finance receivable losses									759	474	527
Interest Income (Expense), after Provision for Loan Loss									457	774	707
Insurance									211	166	148
Investment									52	39	35
Net loss on repurchases and repayments of debt									0	(66)	(42)
Net gain (loss) on fair value adjustments on debt									0	(15)	6
Net gain on sales of real estate loans and related trust assets									0	726	0
Other									(2)	(18)	6
Other revenues									261	832	153
Salaries and benefits									485	360	464
Acquisition-related transaction and integration expenses									62	0	0
Other operating expenses									344	266	253
Insurance policy benefits and claims									96	75	65
Other expenses									987	701	782
Income (loss) before provision for (benefit from) income taxes									(269)	905	78
Provision for (benefit from) income taxes									(147)	297	(16)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(122)	608	94
Net income attributable to non-controlling interests									120	103	113
Net income (loss) attributable to OneMain Holdings, Inc.									$ (242)	$ 505	$ (19)
Weighted average number of shares outstanding (basic)									127,910,680	114,791,225	102,917,172
Weighted average number of shares outstanding (diluted)									127,910,680	115,265,123	102,917,172
Basic (in dollars per share)									$ (1.89)	$ 4.40	$ (0.19)
Diluted (in dollars per share)									$ (1.89)	$ 4.38	$ (0.19)